[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08388
MORGAN STANLEY ASIA-PACIFIC FUND, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 5th FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	3/31/06

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley Asia-Pacific Fund, Inc.

First Quarter Report

March 31, 2006 (unaudited)

Portfolio of Investments

			Value
		Shares	(000)
COMMON STOCKS (95.1%)
(Unless Otherwise Noted)
Australia (10.7%)
Beverages
Foster’s Group Ltd.		1,024,150	$3,893
Lion Nathan Ltd.		178,700	1,038
McGuigan Simeon Wines Ltd.		175,500	411
			5,342
Biotechnology
CSL Ltd.		60,700	2,377
Capital Markets
Macquarie Bank Ltd.		40,100	1,857
Commercial Banks
Australia & New Zealand Banking Group Ltd.		250,209	4,747
National Australia Bank Ltd.		196,100	5,293
Westpac Banking Corp.		110,500	1,884
			11,924
Commercial Services & Supplies
Brambles Industries Ltd.		537,100	4,134
Food & Staples Retailing
Metcash Ltd.		412,400	1,317
Health Care Providers & Services
DCA Group Ltd.		296,700	780
Hotels, Restaurants & Leisure
Tattersall’s Ltd.	(a)	726,200	1,721
UniTAB Ltd.		162,900	1,773
			3,494
Industrial Conglomerates
Wesfarmers Ltd.		41,250	1,030
Insurance
AMP Ltd.		802,450	4,987
Insurance Australia Group Ltd.		354,100	1,387
QBE Insurance Group Ltd.		107,900	1,690
			8,064
Metals & Mining
BHP Billiton Ltd.		623,727	12,504
Rio Tinto Ltd.		59,400	3,353
Zinifex Ltd.		312,800	2,136
			17,993
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.		68,800	946
Origin Energy Ltd.		260,250	1,364
			2,310
Paper & Forest Products
Great Southern Plantations Ltd.		235,400	682
Gunns Ltd.		656,900	1,552
			2,234
Real Estate
Mirvac Group		286,400	871
Westfield Group		246,100	3,013
			3,884
Textiles, Apparel & Luxury Goods
Billabong International Ltd.		315,750	3,436
Transportation Infrastructure
Macquarie Airports		411,600	993
Macquarie Infrastructure Group		318,800	870
			1,863
			72,039
China (4.2%)
Commercial Banks
China Construction Bank, ‘H’	(a)(c)	21,291,000	9,947
Electric Utilities
Huadian Power International Co.		4,704,000	1,258

Electronic Equipment & Instruments
Kingboard Chemical Holdings Ltd.		558,000	1,687
Food Products
Global Bio-Chem Technology Group Co., Ltd.		1,564,000	821
Health Care Equipment & Supplies
Moulin Global Eyecare Holdings Ltd.	(a)(b)(f)	1,616,000	@—
Household Durables
Grande Holdings Ltd.		735,000	554
Insurance
China Life Insurance Co., Ltd., ‘H’	(a)	2,260,000	2,854
PICC Property & Casualty Co., Ltd. ‘H’		1,650,000	601
Ping An Insurance Group Co. of China Ltd., ‘H’		1,059,000	2,730
			6,185
Metals & Mining
Asia Aluminum Holdings Ltd.	(a)	7,298,000	1,317
Oil, Gas & Consumable Fuels
PetroChina Co., Ltd., ‘H’		824,000	860
Textiles, Apparel & Luxury Goods
Fountain Set Holdings Ltd.		1,258,000	555
Victory City International Holdings Ltd.		3,178,000	1,147
			1,702
Wireless Telecommunication Services
China Mobile Hong Kong Ltd.		722,000	3,792
			28,123
Hong Kong (4.3%)
Commercial Banks
BOC Hong Kong Holdings Ltd.		524,000	1,054
Dah Sing Financial Holdings Ltd.		53,600	422
			1,476
Hotels, Restaurants & Leisure
China Travel International Investment Hong Kong Ltd.		5,482,000	1,392
Household Durables
Techtronic Industries Co.		808,000	1,453
Industrial Conglomerates
Hutchison Whampoa Ltd.		215,000	1,971
Real Estate
Cheung Kong Holdings Ltd.		200,000	2,120
Great Eagle Holdings Ltd.		537,000	1,869
Henderson Land Development Co., Ltd.		394,000	2,183
Hysan Development Co., Ltd.		477,000	1,359
New World Development Ltd.		2,516,800	4,411
Swire Pacific Ltd., ‘A’		147,000	1,439
			13,381
Semiconductors & Semiconductor Equipment
Solomon Systech International Ltd.		3,004,000	1,452
Specialty Retail
Esprit Holdings Ltd.		1,047,500	8,154
			29,279
India (1.9%)
Automobiles
Hero Honda Motors Ltd.		84,630	1,694
Commercial Banks
Punjab National Bank Ltd.	(b)	255,000	2,808
Electrical Equipment
Bharat Heavy Electricals Ltd.		165,937	8,360
			12,862
Indonesia (1.5%)
Commercial Banks
Bank Central Asia Tbk PT		4,475,000	2,058
Bank Internasional Indonesia Tbk PT		1,395,500	25
Bank Rakyat Indonesia PT		6,594,000	2,835
			4,918
Diversified Telecommunication Services
Telekomunikasi Indonesia Tbk PT		2,620,000	1,994
Gas Utilities
Perusahaan Gas Negara PT		1,456,500	1,608
Multiline Retail
Mitra Adiperkasa Tbk PT		5,554,800	688

Real Estate
Kawasan Industries Jababeka Tbk PT	(a)	63,752,000	987
			10,195
Japan (52.1%)
Automobiles
Nissan Motor Co., Ltd.		937,100	11,130
Suzuki Motor Corp.		294,500	6,768
Toyota Motor Corp.		226,200	12,357
Yamaha Motor Co., Ltd.		231,900	5,733
			35,988
Building Products
Daikin Industries Ltd.		215,100	7,529
Nippon Sheet Glass Co., Ltd.		435,000	2,424
Sanwa Shutter Corp.		454,000	2,974
			12,927
Chemicals
Daicel Chemical Industries Ltd.		695,000	5,852
Denki Kagaku Kogyo KK		1,054,000	4,710
Kaneka Corp.		505,000	6,054
Lintec Corp.		170,100	4,285
Mitsubishi Chemical Holdings Corp.		786,000	4,848
Nifco, Inc.		174,300	3,554
Shin-Etsu Polymer Co., Ltd.		302,900	4,714
Teijin Ltd.		805,000	5,355
Toyo Ink Manufacturing Co., Ltd.		345,000	1,785
			41,157
Commercial Services & Supplies
Dai Nippon Printing Co., Ltd.		293,000	5,302
Nissha Printing Co., Ltd.		38,000	1,430
			6,732
Computers & Peripherals
Fujitsu Ltd.		1,136,000	9,584
Mitsumi Electric Co., Ltd.		254,800	3,331
NEC Corp.		1,231,000	8,649
Toshiba Corp.		1,515,000	8,804
			30,368
Construction & Engineering
Kyudenko Corp.		231,000	1,513
Maeda Road Construction Co., Ltd.		180,000	1,422
Obayashi Corp.		669,000	5,445
Sanki Engineering Co., Ltd.		88,000	729
			9,109
Consumer Finance
Hitachi Capital Corp.		215,700	4,316
Diversified Telecommunication Services
Nippon Telegraph & Telephone Corp.		925	3,969
Electric Utilities
Tokyo Electric Power Co., Inc.		140,000	3,491
Electrical Equipment
Furukawa Electric Co., Ltd.		918,000	7,612
Electronic Equipment & Instruments
Hitachi Ltd.		1,032,000	7,303
Kyocera Corp.		87,100	7,711
Ryosan Co., Ltd.		113,700	3,052
TDK Corp.		83,000	6,255
			24,321
Food & Staples Retailing
FamilyMart Co., Ltd.		155,200	4,865
Food Products
House Foods Corp.		131,000	2,150
Nippon Meat Packers, Inc.		308,000	3,227
			5,377
Household Durables
Casio Computer Co., Ltd.		330,000	5,874
Matsushita Electric Industrial Co., Ltd.		524,000	11,641
Rinnai Corp.		83,000	2,489
Sekisui Chemical Co., Ltd.		672,000	5,692
Sekisui House Ltd.		350,000	5,222
Sony Corp.		133,600	6,186
			37,104

Leisure Equipment & Products
Fuji Photo Film Co., Ltd.		189,400	6,324
Yamaha Corp.		276,200	4,881
			11,205
Machinery
Amada Co., Ltd.		473,000	5,160
Daifuku Co., Ltd.		284,000	4,662
Fuji Machine Manufacturing Co., Ltd.		139,300	2,568
Fujitec Co., Ltd.		196,000	1,262
Kurita Water Industries Ltd.		248,700	5,324
Minebea Co., Ltd.		653,000	4,510
Mitsubishi Heavy Industries Ltd.		1,609,000	7,655
Tsubakimoto Chain Co.		587,000	4,399
			35,540
Media
Toho Co., Ltd.		82,900	1,599
Metals & Mining
Nippon Steel Corp.	(a)	379,000	1,468
Office Electronics
Canon, Inc.		173,200	11,463
Ricoh Co., Ltd.		440,000	8,597
			20,060
Pharmaceuticals
Astellas Pharmaceutical, Inc.		165,500	6,285
Daiichi Sankyo Co., Ltd.		255,500	5,828
Ono Pharmaceutical Co., Ltd.		110,100	5,192
			17,305
Real Estate
Mitsubishi Estate Co., Ltd.		10,000	237
Road & Rail
East Japan Railway Co.		663	4,912
Semiconductors & Semiconductor Equipment
Rohm Co., Ltd.		39,600	4,189
Software
Nintendo Co., Ltd.		61,500	9,196
Textiles, Apparel & Luxury Goods
Nisshinbo Industries, Inc.		246,000	2,757
Trading Companies & Distributors
Hitachi High-Technologies Corp.		83,300	2,201
Mitsubishi Corp.		416,400	9,481
Nagase & Co., Ltd.		210,000	2,822
			14,504
			350,308
Malaysia (0.8%)
Construction & Engineering
Gamuda Bhd		1,602,000	1,635
Road Builder (Malaysia) Holdings Bhd		1,062,500	609
			2,244
Electric Utilities
Tenaga Nasional Bhd		585,000	1,334
Food Products
IOI Corp. Bhd		284,000	1,025
Real Estate
Bandar Raya Developments Bhd		2,589,200	851
			5,454
Pakistan (0.7%)
Commercial Banks
National Bank of Pakistan		319,400	1,501
Diversified Telecommunication Services
Pakistan Telecom Co., Ltd	(a)	1,305,400	1,426
Oil, Gas & Consumable Fuels
Oil & Gas Development Co., Ltd.		578,100	1,515
			4,442
Singapore (2.6%)
Airlines
Singapore Airlines Ltd.		74,000	641
Commercial Banks
DBS Group Holdings Ltd.		205,000	2,068

Oversea-Chinese Banking Corp.		499,400	2,070
			4,138
Computers & Peripherals
Unisteel Technology Ltd.		1,472,500	1,886
Electronic Equipment & Instruments
Venture Corp., Ltd.		144,000	1,140
Industrial Conglomerates
SembCorp Industries Ltd.		474,000	1,027
Machinery
Hyflux Ltd.		1,022,500	1,658
Media
Singapore Press Holdings Ltd.		350,000	975
Real Estate
CapitaLand Ltd.		1,230,000	3,684
Suntec Real Estate Investment Trust		2,263,000	1,848
United Industrial Corp.		341,000	293
			5,825
			17,290
South Korea (7.1%)
Auto Components
Hankook Tire Co., Ltd.		45,860	694
Hyundai Mobis		18,300	1,620
			2,314
Automobiles
Hyundai Motor Co.		19,000	1,598
Hyundai Motor Co. (Preference)		14,630	808
			2,406
Commercial Banks
Kookmin Bank		33,070	2,856
Pusan Bank		72,420	1,058
Shinhan Financial Group Co., Ltd.		57,470	2,573
Woori Finance Holdings Co., Ltd.		35,100	697
			7,184
Construction & Engineering
Doosan Heavy Industries & Construction Co., Ltd.		52,750	1,743
GS Engineering & Construction Corp.		18,090	1,076
Hyundai Engineering & Construction Co., Ltd.	(a)	20,340	1,037
			3,856
Electronic Equipment & Instruments
LG.Philips LCD Co., Ltd.	(a)	14,880	671
Food Products
Orion Corp.		8,066	2,383
Household Durables
Woongjin Coway Co., Ltd.		56,600	1,652
Insurance
Samsung Fire & Marine Insurance Co., Ltd.		12,360	1,635
Internet Software & Services
NHN Corp.	(a)	7,310	2,257
Machinery
Doosan Infracore Co., Ltd.		72,700	1,350
Hyundai Heavy Industries Co., Ltd.		18,420	1,608
			2,958
Metals & Mining
Korea Zinc Co., Ltd.		25,630	2,010
Multiline Retail
Lotte Shopping Co., Ltd.		1,748	716
Oil, Gas & Consumable Fuels
S-Oil Corp.		19,030	1,461
SK Corp.		23,540	1,580
			3,041
Personal Products
Amorepacific Corp.		3,930	1,537
Semiconductors & Semiconductor Equipment
Samsung Electronics Co., Ltd.		9,862	6,395
Samsung Electronics Co., Ltd. (Preference)		6,932	3,549
			9,944
Textiles, Apparel & Luxury Goods
Cheil Industries, Inc.		40,780	1,494

Tobacco
KT&G Corp.		26,530	1,496
			47,554
Taiwan (6.3%)
Auto Components
Cheng Shin Rubber Industry Co., Ltd.		638,578	466
Capital Markets
Polaris Securities Co., Ltd.		1,551,719	643
Commercial Banks
Chang Hwa Commercial Bank		6,840,000	3,740
Chinatrust Financial Holding Co., Ltd.		1,994,000	1,416
Taishin Financial Holdings Co., Ltd.		2,705,152	1,492
			6,648
Computers & Peripherals
Acer, Inc.		304,000	559
High Tech Computer Corp.		42,000	1,149
Wistron Corp.	(a)	956,000	1,146
			2,854
Construction & Engineering
CTCI Corp.		1,401,687	682
Diversified Financial Services
Fubon Financial Holding Co., Ltd.		491,180	416
Electrical Equipment
Phoenixtec Power Co., Ltd.		299,885	293
Electronic Equipment & Instruments
AU Optronics Corp.		935,440	1,406
Delta Electronics, Inc.		2,399,066	5,580
Everlight Electronics Co., Ltd.		79,000	233
Hon Hai Precision Industry Co., Ltd.		1,014,130	6,280
Radiant Opto-Electronics Corp.		416,088	1,023
Wintek Corp.		791,000	1,085
			15,607
Household Durables
Tsann Kuen Enterprise Co., Ltd.		681,836	1,051
Insurance
Cathay Financial Holding Co., Ltd.		1,047,000	1,871
Shin Kong Financial Holding Co., Ltd.		3,857,647	3,173
			5,044
Leisure Equipment & Products
Largan Precision Co., Ltd.		283,946	4,610
Semiconductors & Semiconductor Equipment
Epistar Corp.		56,000	158
Taiwan Semiconductor Manufacturing Co., Ltd.		1,654,000	3,271
			3,429
Software
Springsoft, Inc.		285,867	436
			42,179
Thailand (2.9%)
Airlines
Thai Airways International PCL (Foreign)	(b)	651,300	779
Commercial Banks
Bangkok Bank PCL (Foreign)		989,500	2,953
Kasikornbank PCL (Foreign)		1,684,300	2,968
Siam City Bank PCL (Foreign)		934,200	584
Siam Commercial Bank PCL (Foreign)	(b)	576,400	956
			7,461
Construction & Engineering
CH. Karnchang PCL (Foreign)	(a)(b)	2,803,900	786
Italian-Thai Development PCL (Foreign)	(b)	1,685,600	302
Sino Thai Engineering & Construction PCL (Foreign)	(b)	2,795,700	683
			1,771
Diversified Telecommunication Services
True Corp PCL (Foreign)	(a)(b)	4,759,500	1,285
Household Durables
Asian Property Development PCL (Foreign)	(b)	6,812,500	736
Land & Houses PCL (Foreign)		3,270,100	707
			1,443
Oil, Gas & Consumable Fuels
Banpu PCL (Foreign)		182,900	705

PTT Exploration & Production PCL (Foreign)	(b)	26,200	372
PTT PCL (Foreign)	(b)	259,300	1,561
Thai Oil PCL (Foreign)	(b)	392,300	666
			3,304
Wireless Telecommunication Services
Advanced Info Service PCL (Foreign)	(b)	617,700	1,454
Total Access Communication PCL	(a)	481,000	1,895
			3,349
			19,392
TOTAL COMMON STOCKS (Cost $479,186)			639,117
INVESTMENT COMPANY (1.2%)
India (1.2%)
Morgan Stanley Growth Fund (Cost $1,593)	(a)(d)	8,615,401	7,860

		No. of
		Warrants
WARRANTS (0.0%)
Thailand (0.0%)
Construction & Engineering
Sino Thai Engineering & Construction PCL, expiring 4/18/08 (Cost $36)	(a)	(465,950)	44

		Face
		Amount (000)
SHORT-TERM INVESTMENT (3.3%)
United States (3.3%)
Repurchase Agreement J.P. Morgan Securities, Inc., 4.73%, dated 3/31/06, due 4/3/06 repurchase price $22,356 (Cost $22,347)	(e)	$22,347	22,347
TOTAL INVESTMENTS+ (99.6%) (Cost $503,162)			669,368
OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)			2,545
NET ASSETS (100%)			$671,913

(a)	Non-income producing security.
(b)	Security was valued at fair value — At March 31, 2006, the Fund held $12,388,000 of fair valued securities, representing 1.8% of net assets.
(c)	144A Security - Certain conditions for public sale must exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

Investment in Security of Affiliated Issuer — The Morgan Stanley Growth Fund, acquired at a cost of $1,592,902 is advised by an affiliate of the Adviser. During the period ended March 31, 2006, there were no purchases or sales of this security. The Fund derived no income from this security during the period ended March 31, 2006.

(e)

Represents the Fund’s undivided interest in a joint repurchase agreement which has a total value of $935,502,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp., 3.23% to 6.08%, due 4/1/19 to 2/1/37; Federal National Mortgage Association, Conventional Pools, 3.60% to 6.39%, due 5/1/28 to 4/1/44, which had a total value of $954,214,908. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Fund from the SEC.

(f)	Security has been deemed illiquid — At March 31, 2006.
+

At March 31, 2006, the U.S. Federal income tax cost basis of investments was approximately $503,162,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $166,206,000 of which $184,715,000 related to appreciated securities and $18,509,000 related to depreciated securities.

@	Face Amount/Value is less than $500.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	144	$144	4/3/06	HKD	1,118	$144	$ @—
USD	77	77	4/3/06	SGD	125	77	@—
USD	204	204	4/4/06	SGD	331	204	@—
		$425				$425	$ @—

HKD	- Hong Kong Dollar
SGD	- Singapore Dollar
USD	- United States Dollar

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Asia-Pacific Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	May 18, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	May 18, 2006